Leases (Details) $ in Thousands	Apr. 01, 2024 USD ($) m²
Leases [Line Items]
Area of lease	240
Option to extend lease term	3 years
Monthly lease fee (in Dollars) | $	$ 3
2021 Lease [Member]
Leases [Line Items]
Area of lease	120